Schedule of Asset Retirement Obligations (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Asset Retirement Obligations 1	$ 308
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Asset Retirement Obligations 2	385
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Asset Retirement Obligations 3	25
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Asset Retirement Obligations 4	135
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Asset Retirement Obligations 5	(60)
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Asset Retirement Obligations 6	(130)
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Asset Retirement Obligations 7	(25)
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Asset Retirement Obligations 8	(82)
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Asset Retirement Obligations 9	248
Asset Retirement Obligation (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Asset Retirement Obligations 10	$ 308